Vessels, Net - Schedule of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Beginning balance	$ 87,507
Depreciation	(4,418)	$ (5,320)	$ (5,500)
Additions	685	625
Ending balance	83,774	87,507
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	108,523	134,310
Depreciation
Additions	685	625
Reclassification of vessel as held-for-sale		(26,412)
Ending balance	109,208	108,523	134,310
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(21,016)	(26,318)
Depreciation	(4,418)	(5,320)
Additions
Reclassification of vessel as held-for-sale		10,622
Ending balance	(25,434)	(21,016)	(26,318)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	87,507	107,992
Depreciation	(4,418)	(5,320)
Additions	685	625
Reclassification of vessel as held-for-sale		(15,790)
Ending balance	$ 83,774	$ 87,507	$ 107,992